Expense or (Income) Recognized in Earnings Related to Economic Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Contract
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ 1.0	$ (4.1)	$ (7.2)
Interest Rate Contract | Truck, Parts and Other | Interest and other (expense) income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges			0.6
Interest Rate Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	1.0	(4.1)	(7.8)
Foreign-exchange contracts
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(0.2)	(3.8)	8.2
Foreign-exchange contracts | Truck, Parts and Other | Cost of sales and revenues
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(0.3)	0.2	0.2
Foreign-exchange contracts | Truck, Parts and Other | Interest and other (expense) income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(0.5)	(2.8)	8.0
Foreign-exchange contracts | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ 0.6	$ (1.2)